Acquisitions, Divestitures and Discontinued Operations, Unaudited Pro Forma Statements of Operations Data (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Pro forma net sales	$ 9,638	$ 9,493
Pro forma income from continuing operations attributable to L3	753	621
Pro forma net income attributable to L3	$ 677	$ 712
Pro forma diluted earnings per share from continuing operations (in dollars per share)	$ 9.46	$ 7.88
Pro forma diluted earnings per share (in dollars per share)	$ 8.51	$ 9.03